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               [LETTERHEAD OF SUTHERLAND, ASBILL & BRENNAN LLP]

                              February 19, 1998

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re: State Farm Life Insurance Company Variable Life Separate Account File No. 333-19521
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Dear Commissioners:

        I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated February 11, 1998 that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent amendment was filed electronically via EDGAR.

        If you have any questions regarding this certification, please call Lloyd F. Bernard at (202) 383-0261.

                                        Sincerely,



                                        /s/ Stephen E. Roth
                                        Stephen E. Roth

cc:  Patricia Dysart
     Lloyd F. Bernard